UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%(1)

Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co. (The)	102,686	$7,148,999
United Technologies Corp.	110,273	8,633,273

		$15,782,272

Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	61,728	$4,417,873

		$4,417,873

Beverages — 4.1%
Beam, Inc.	87,921	$5,058,974
Coca-Cola Co. (The)	517,026	19,610,796

		$24,669,770

Biotechnology — 3.7%
Celgene Corp.(2)	114,686	$8,762,010
Gilead Sciences, Inc.(2)	154,526	10,249,710
Vertex Pharmaceuticals, Inc.(2)	59,344	3,320,297

		$22,332,017

Capital Markets — 0.5%
Walter Investment Management Corp.	76,712	$2,839,111

		$2,839,111

Chemicals — 4.3%
Air Products and Chemicals, Inc.	45,828	$3,789,976
Ecolab, Inc.	110,560	7,165,393
LyondellBasell Industries NV, Class A	65,442	3,380,734
Monsanto Co.	124,971	11,374,860

		$25,710,963

Commercial Banks — 3.3%
BankUnited, Inc.	299,875	$7,379,924
KeyCorp	386,610	3,378,971
PNC Financial Services Group, Inc.	49,540	3,125,974
Wells Fargo & Co.	170,523	5,888,159

		$19,773,028

Communications Equipment — 3.0%
QUALCOMM, Inc.	289,528	$18,092,605

		$18,092,605

Computers & Peripherals — 9.4%
Apple, Inc.	74,346	$49,608,112
EMC Corp.(2)	265,356	7,236,258

		$56,844,370

Consumer Finance — 1.2%
American Express Co.	123,410	$7,017,093

		$7,017,093

Diversified Telecommunication Services — 1.0%
CenturyLink, Inc.	80,433	$3,249,493
Verizon Communications, Inc.	67,343	3,068,821

		$6,318,314

Security	Shares	Value
Energy Equipment & Services — 2.1%
Halliburton Co.	127,440	$4,293,454
Schlumberger, Ltd.	113,844	8,234,336

		$12,527,790

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	69,157	$6,924,345

		$6,924,345

Food Products — 1.0%
Hershey Co. (The)	21,441	$1,519,953
Kraft Foods, Inc., Class A	38,074	1,574,360
Mead Johnson Nutrition Co.	39,347	2,883,348

		$5,977,661

Health Care Equipment & Supplies — 1.7%
Covidien PLC	111,929	$6,650,821
Varian Medical Systems, Inc.(2)	64,178	3,871,217

		$10,522,038

Health Care Providers & Services — 1.1%
Express Scripts Holding Co.(2)	109,133	$6,839,365

		$6,839,365

Hotels, Restaurants & Leisure — 1.9%
McDonald’s Corp.	127,409	$11,689,776

		$11,689,776

Household Products — 1.7%
Colgate-Palmolive Co.	98,091	$10,517,317

		$10,517,317

Industrial Conglomerates — 2.2%
Danaher Corp.	237,462	$13,096,029

		$13,096,029

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(2)	69,039	$17,557,998

		$17,557,998

Internet Software & Services — 8.4%
Brightcove, Inc.(2)	75,700	$884,176
eBay, Inc.(2)	217,809	10,544,134
Equinix, Inc.(2)	21,622	4,455,213
Google, Inc., Class A(2)	30,660	23,132,970
Rackspace Hosting, Inc.(2)	52,638	3,478,845
VeriSign, Inc.(2)	163,990	7,984,673

		$50,480,011

IT Services — 6.0%
Accenture PLC, Class A	149,846	$10,493,715
International Business Machines Corp.	123,079	25,532,739

		$36,026,454

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	75,945	$2,920,085

		$2,920,085

Machinery — 1.9%
Deere & Co.	103,764	$8,559,492
Timken Co. (The)	74,542	2,769,981

		$11,329,473

Security	Shares	Value
Media — 2.4%
Comcast Corp., Class A	171,907	$6,149,113
Lions Gate Entertainment Corp.(2)	140,617	2,147,222
Walt Disney Co. (The)	122,883	6,424,323

		$14,720,658

Metals & Mining — 0.4%
Cliffs Natural Resources, Inc.	69,504	$2,719,691

		$2,719,691

Multiline Retail — 3.7%
Dollar General Corp.(2)	199,170	$10,265,222
Macy’s, Inc.	192,125	7,227,742
Target Corp.	73,031	4,635,278

		$22,128,242

Oil, Gas & Consumable Fuels — 4.3%
Apache Corp.	43,930	$3,798,627
ConocoPhillips	64,100	3,665,238
Exxon Mobil Corp.	106,736	9,761,007
Phillips 66	29,550	1,370,234
Range Resources Corp.	103,940	7,262,288

		$25,857,394

Pharmaceuticals — 4.9%
Abbott Laboratories	150,271	$10,302,580
Perrigo Co.	53,249	6,185,936
Shire PLC ADR	60,628	5,377,703
Watson Pharmaceuticals, Inc.(2)	92,729	7,896,802

		$29,763,021

Road & Rail — 2.0%
Kansas City Southern	112,904	$8,555,865
Union Pacific Corp.	28,341	3,364,077

		$11,919,942

Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices, Inc.	79,170	$3,102,672
Broadcom Corp., Class A(2)	47,315	1,636,153
Cirrus Logic, Inc.(2)	56,625	2,173,834
Cypress Semiconductor Corp.(2)	174,286	1,868,346

		$8,781,005

Software — 5.2%
Microsoft Corp.	637,001	$18,969,890
Nuance Communications, Inc.(2)	115,014	2,862,698
Oracle Corp.	312,254	9,832,879

		$31,665,467

Specialty Retail — 4.7%
GNC Holdings, Inc., Class A	195,433	$7,616,024
Home Depot, Inc. (The)	83,834	5,061,059
TJX Companies, Inc. (The)	143,018	6,405,776
Urban Outfitters, Inc.(2)	240,312	9,026,119

		$28,108,978

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	67,493	$6,405,761

		$6,405,761

Security	Shares	Value
Tobacco — 3.6%
Philip Morris International, Inc.	238,972	$21,493,142

		$21,493,142

Total Common Stocks (identified cost $426,058,249)		$603,769,059

Short-Term Investments — 1.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$10,138	$10,138,185

Total Short-Term Investments (identified cost $10,138,185)		$10,138,185

Total Investments — 101.6% (identified cost $436,196,434)		$613,907,244

Covered Call Options Written — (1.6)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	1,145	$70.00	11/17/12	$(81,868)
Accenture PLC, Class A	1,285	62.50	10/20/12	(970,175)
Air Products and Chemicals, Inc.	345	85.00	12/22/12	(57,788)
Amazon.com, Inc.	345	235.00	10/20/12	(710,700)
Amazon.com, Inc.	210	250.00	10/20/12	(179,550)
American Express Co.	620	57.50	10/20/12	(44,640)
Apple, Inc.	560	700.00	11/17/12	(988,400)
Boeing Co. (The)	825	75.00	10/20/12	(5,775)
CenturyLink, Inc.	405	42.00	10/20/12	(5,062)
Cirrus Logic, Inc.	340	45.00	10/20/12	(14,450)
Cliffs Natural Resources, Inc.	350	42.00	10/20/12	(30,275)
Coca-Cola Co. (The)	1,550	40.00	10/20/12	(13,175)
Colgate-Palmolive Co.	740	110.00	11/17/12	(58,460)
Comcast Corp., Class A	860	35.00	10/20/12	(82,560)
ConocoPhillips	485	57.50	11/17/12	(50,440)
Costco Wholesale Corp.	350	97.50	10/20/12	(119,875)
Covidien PLC	560	55.00	10/20/12	(254,800)
Deere & Co.	780	82.50	12/22/12	(284,700)
Dollar General Corp.	1,595	52.50	10/20/12	(103,675)
eBay, Inc.	1,090	44.00	10/20/12	(512,300)
Ecolab, Inc.	885	67.50	10/20/12	(13,275)
EMC Corp.	1,330	25.00	10/20/12	(321,860)
Equinix, Inc.	110	200.00	10/20/12	(100,100)
Express Scripts Holding Co.	825	62.50	10/20/12	(101,475)
Exxon Mobil Corp.	535	87.50	10/20/12	(224,700)
Gilead Sciences, Inc.	775	67.50	11/17/12	(177,088)
GNC Holdings, Inc., Class A	1,565	40.00	10/20/12	(129,113)
Google, Inc., Class A	155	720.00	10/20/12	(721,525)
Halliburton Co.	640	36.00	10/20/12	(16,320)
Home Depot, Inc. (The)	250	57.50	10/20/12	(76,250)
Kansas City Southern	565	80.00	10/20/12	(33,900)
Kraft Foods, Inc., Class A	190	42.00	10/20/12	(9,690)
Lions Gate Entertainment Corp.	705	16.00	11/17/12	(31,725)
LyondellBasell Industries NV, Class A	495	52.50	12/22/12	(129,938)
Macy’s, Inc.	575	40.00	10/20/12	(10,062)

Security	Number of Contracts	Strike Price	Expiration Date	Value
McDonald’s Corp.	1,020	$90.00	10/20/12	$(243,780)
Mead Johnson Nutrition Co.	200	80.00	11/17/12	(15,000)
Microsoft Corp.	5,100	31.00	10/20/12	(104,550)
Monsanto Co.	940	92.50	11/17/12	(216,670)
NIKE, Inc., Class B	340	100.00	10/20/12	(10,710)
Nuance Communications, Inc.	575	24.00	10/20/12	(74,750)
Perrigo Co.	430	110.00	10/20/12	(279,500)
Philip Morris International, Inc.	1,795	92.50	12/22/12	(275,533)
Phillips 66	180	46.00	11/17/12	(40,950)
PNC Financial Services Group, Inc.	400	62.50	10/20/12	(59,800)
QUALCOMM, Inc.	1,460	65.00	10/20/12	(64,240)
Rackspace Hosting, Inc.	280	70.00	10/20/12	(11,200)
Range Resources Corp.	835	70.00	10/20/12	(171,175)
Shire PLC ADR	500	92.50	10/20/12	(31,250)
Target Corp.	365	62.50	10/20/12	(58,400)
TJX Companies, Inc. (The)	715	47.50	10/20/12	(5,362)
Union Pacific Corp.	170	130.00	11/17/12	(7,735)
United Parcel Service, Inc., Class B	495	77.50	10/20/12	(1,237)
United Technologies Corp.	665	82.50	11/17/12	(38,902)
Urban Outfitters, Inc.	1,215	38.00	10/20/12	(100,238)
Varian Medical Systems, Inc.	325	60.00	10/20/12	(46,312)
VeriSign, Inc.	495	49.00	10/20/12	(39,352)
Verizon Communications, Inc.	505	46.00	11/17/12	(28,785)
Vertex Pharmaceuticals, Inc.	215	52.50	10/20/12	(107,500)
Walt Disney Co. (The)	615	50.00	10/20/12	(151,905)
Walter Investment Management Corp.	615	29.00	10/20/12	(501,225)
Watson Pharmaceuticals, Inc.	745	80.00	10/20/12	(413,475)
Wells Fargo & Co.	1,365	35.00	10/20/12	(72,345)

Total Covered Call Options Written (premiums received $9,140,941)				$(9,837,570)

Other Assets, Less Liabilities — (0.0)%(4)				$(174,688)

Net Assets — 100.0%				$603,894,986

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2012 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $19,256.

(4)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$437,225,958

Gross unrealized appreciation	$178,541,548
Gross unrealized depreciation	(1,860,262)

Net unrealized appreciation	$176,681,286

Written call options activity for the fiscal year to date ended September 30, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	46,235	$8,827,806
Options written	246,740	40,350,397
Options terminated in closing purchase transactions	(149,730)	(25,706,390)
Options exercised	(3,245)	(339,698)
Options expired	(93,400)	(13,991,174)

Outstanding, end of period	46,600	$9,140,941

At September 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $9,837,570.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$603,769,059 *	$—	$—	$603,769,059
Short-Term Investments	—	10,138,185	—	10,138,185
Total Investments	$603,769,059	$10,138,185	$—	$613,907,244

Liability Description
Covered Call Options Written	$(9,837,570)	$—	$—	$(9,837,570)
Total	$(9,837,570)	$—	$—	$(9,837,570)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012